Investment Portfolio - March 31, 2024

(unaudited)

HIGH YIELD BOND SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

LOAN ASSIGNMENTS - 1.7%

Uber Technologies, Inc., 2023
Refinancing Term Loan, (3 mo. U.S.
Secured Overnight Financing Rate +
2.750%), 8.079%, 3/3/2030[2]	4,764,718	$4,783,110
WestJet Loyalty LP, Initial Term Loan
(Canada) (1 mo. U.S. Secured
Overnight Financing Rate + 3.750%),
9.077%, 2/14/2031[2]	10,000,000	9,991,700
TOTAL LOAN ASSIGNMENTS
(Identified Cost $14,676,630)		14,774,810

CORPORATE BONDS - 92.1%

Non-Convertible Corporate Bonds- 92.1%
Communication Services - 12.1%
Diversified Telecommunication Services - 3.0%
LCPR Senior Secured Financing DAC
(Puerto Rico), 6.75%, 10/15/2027[3]	17,820,000	16,705,913
Vmed O2 UK Financing I plc (United
Kingdom), 4.75%, 7/15/2031[3]	9,300,000	8,017,913
		24,723,826
Media - 8.2%
Cable One, Inc., 4.00%, 11/15/2030[3]	15,875,000	12,386,678
CCO Holdings LLC - CCO Holdings
Capital Corp., 4.25%, 2/1/2031[3]	10,000,000	8,141,271
iHeartCommunications, Inc., 6.375%,
5/1/2026	14,601,000	12,432,692
McGraw-Hill Education, Inc., 5.75%,
8/1/2028[3]	12,867,000	12,099,977
TEGNA, Inc., 4.625%, 3/15/2028	13,084,000	12,031,275
Telenet Finance Luxembourg Notes
S.A.R.L (Belgium), 5.50%, 3/1/2028[3]	12,600,000	11,899,002
		68,990,895
Wireless Telecommunication Services - 0.9%
Millicom International Cellular S.A.
(Guatemala), 4.50%, 4/27/2031[3]	8,835,000	7,555,950

Total Communication Services		101,270,671

Consumer Discretionary - 6.3%
Hotels, Restaurants & Leisure - 3.9%
Affinity Interactive, 6.875%, 12/15/20273.	17,770,000	16,631,703
Full House Resorts, Inc., 8.25%,
2/15/2028[3]	16,498,000	15,759,171
		32,390,874
Household Durables - 1.3%
Adams Homes, Inc., 9.25%, 10/15/2028[3]	10,840,000	11,243,072
Specialty Retail - 1.1%
Staples, Inc., 10.75%, 4/15/2027[3]	9,515,000	9,052,099
Total Consumer Discretionary		52,686,045

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 4.1%
Consumer Staples Distribution & Retail - 2.7%
C&S Group Enterprises LLC, 5.00%,
12/15/2028[3]	14,850,000	$11,890,292
KeHE Distributors LLC - KeHE Finance
Corp. - NextWave Distribution, Inc.,
9.00%, 2/15/2029[3]	10,805,000	10,951,062
		22,841,354
Food Products - 1.4%
Minerva Luxembourg S.A. (Brazil),
4.375%, 3/18/2031[3]	14,061,000	11,741,491

Total Consumer Staples		34,582,845

Energy - 13.2%
Energy Equipment & Services - 1.5%
Borr IHC Ltd. - Borr Finance LLC
(Mexico), 10.00%, 11/15/2028[3]	11,515,000	12,023,437

Oil, Gas & Consumable Fuels - 11.7%
Atlantica Sustainable Infrastructure plc
(Spain), 4.125%, 6/15/2028[3]	8,966,000	8,240,622
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates),
8.50%, 9/24/2025 (Acquired
09/10/2020 - 09/15/2023, cost
$10,645,721)[3,4]	11,809,944	8,320,029
Martin Midstream Partners LP - Martin
Midstream Finance Corp., 11.50%,
2/15/2028[3]	8,860,000	9,430,507
New Fortress Energy, Inc.,
6.50%, 9/30/2026[3]	2,940,000	2,831,386
8.75%, 3/15/2029[3]	13,805,000	13,757,591
NGL Energy Operating LLC - NGL
Energy Finance Corp., 8.375%,
2/15/2032[3]	12,330,000	12,651,832
PS Marine Midco Ltd. (Bermuda),
10.00%, 4/19/2027	6,800,000	6,837,516
Summit Midstream Holdings LLC -
Summit Midstream Finance Corp.,
9.00%, 10/15/2026[3,5]	15,725,000	15,903,710
Venture Global LNG, Inc., 9.50%,
2/1/2029[3]	18,915,000	20,377,478
		98,350,671
Total Energy		110,374,108

Financials - 19.6%
Capital Markets - 6.0%
BGC Group, Inc.,
4.375%, 12/15/2025	8,600,000	8,363,529
8.00%, 5/25/2028	10,350,000	11,002,672
Cantor Fitzgerald LP, 7.20%,
12/12/2028[3]	12,125,000	12,549,401

Investment Portfolio - March 31, 2024

(unaudited)

HIGH YIELD BOND SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Drawbridge Special Opportunities Fund
LP - Drawbridge Special Opportunities
Finance Corporation, 3.875%,
2/15/2026[3]	6,500,000	$6,109,428
StoneX Group, Inc., 7.875%, 3/1/2031[3]	12,655,000	12,836,238
		50,861,268
Consumer Finance - 5.1%
Encore Capital Group, Inc., 9.25%,
4/1/2029[3]	12,110,000	12,412,792
Navient Corp., 5.625%, 8/1/203[3]	19,471,000	16,146,159
PRA Group, Inc., 8.375%, 2/1/2028[3]	14,200,000	14,113,169
		42,672,120
Financial Services - 6.6%
Burford Capital Global Finance LLC,
6.875%, 4/15/2030[3]	12,245,000	12,056,254
Coinbase Global, Inc., 3.375%,
10/1/2028[3]	8,795,000	7,512,578
Jefferson Capital Holdings LLC, 9.50%,
2/15/2029[3]	13,480,000	13,795,402
LD Holdings Group LLC, 6.125%,
4/1/2028[3]	10,000,000	8,294,229
Oxford Finance LLC - Oxford Finance
Co-Issuer II, Inc., 6.375%, 2/1/2027[3]	8,505,000	8,112,813
Puffin Finance S.A.R.L (Virgin Islands
(British)), 15.00%, 9/11/2025	5,330,000	5,473,233
		55,244,509
Mortgage Real Estate Investment Trusts (REITS) - 1.9%
Ladder Capital Finance Holdings LLLP -
Ladder Capital Finance Corp., 4.75%,
6/15/2029[3]	8,535,000	7,754,981
Starwood Property Trust, Inc., 7.25%,
4/1/2029[3]	8,000,000	8,060,482
		15,815,463
Total Financials		164,593,360

Health Care - 7.4%
Health Care Providers & Services - 5.6%
AdaptHealth LLC, 6.125%, 8/1/20283	12,457,000	11,694,905
CHS/Community Health Systems, Inc.,
5.25%, 5/15/2030[3]	14,135,000	11,528,567
LifePoint Health, Inc., 9.875%,
8/15/2030[3]	11,475,000	12,003,343
Pediatrix Medical Group, Inc., 5.375%,
2/15/2030[3]	13,030,000	11,872,247
		47,099,062
Life Science Tools & Service - 1.0%
Star Parent, Inc., 9.00%, 10/1/2030[3]	7,980,000	8,450,219

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals - 0.8%
Bausch Health Companies, Inc.,
4.875%, 6/1/2028[3]	11,900,000	$6,484,250

Total Health Care		62,033,531

Industrials - 14.0%
Commercial Services & Supplies - 3.1%
Airswift Global AS (United Kingdom),
10.00%, 2/28/2029[3]	6,800,000	6,907,889
CoreCivic, Inc.,
4.75%, 10/15/2027	7,005,000	6,648,893
8.25%, 4/15/2029	7,685,000	8,038,416
Enviri Corp., 5.75%, 7/31/2027[3]	2,155,000	2,028,385
The GEO Group, Inc., 9.50%,
12/31/20283	2,780,000	2,808,008
		26,431,591
Construction & Engineering - 6.5%
Global Infrastructure Solutions, Inc.,
7.50%, 4/15/2032[3]	15,798,000	15,467,336
IEA Energy Services LLC, 6.625%,
8/15/2029[3]	12,285,000	11,918,208
IHS Holding Ltd. (Nigeria), 6.25%,
11/29/2028[3]	19,250,000	16,860,228
Tutor Perini Corp., 6.875%, 5/1/2025[3]	10,486,000	10,403,103
		54,648,875
Passenger Airlines - 2.9%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[3]	1,476,619	1,503,199
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%,
7/11/2030	2,697,070	2,466,896
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%,
3/1/2026	3,397,751	3,255,476
Series 2019-2, Class B, 3.50%,
5/1/2028	5,129,438	4,738,562
VistaJet Malta Finance plc - Vista
Management Holding, Inc.
(Switzerland), 9.50%, 6/1/2028[3]	14,225,000	12,095,395
		24,059,528
Trading Companies & Distribution - 1.5%
Verde Purchaser LLC, 10.50%,
11/30/2030[3]	11,944,000	12,589,820
Total Industrials		117,729,814

Information Technology - 2.9%
IT Services - 1.5%
Unisys Corp., 6.875%, 11/1/2027[3]	13,925,000	12,420,655

Investment Portfolio - March 31, 2024

(unaudited)

HIGH YIELD BOND SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 1.4%
RingCentral, Inc., 8.50%, 8/15/2030[3]	11,543,000	$11,997,876
Total Information Technology		24,418,531

Materials - 7.3%
Chemicals - 2.9%
Calderys Financing LLC (France),
11.25%, 6/1/2028[3]	6,560,000	7,058,621
CVR Partners LP - CVR Nitrogen
Finance Corp., 6.125%, 6/15/2028[3]	9,130,000	8,797,819
INEOS Finance plc (Luxembourg),
7.50%, 4/15/2029[3]	8,440,000	8,462,060
		24,318,500
Metals & Mining - 4.4%
Endeavour Mining plc (Burkina Faso),
5.00%, 10/14/2026[3]	7,575,000	7,186,542
Infrabuild Australia Pty Ltd. (Australia),
14.50%, 11/15/2028[3]	12,150,000	12,600,154
Mineral Resources Ltd. (Australia),
9.25%, 10/1/2028[3]	11,555,000	12,163,540
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.70%, 5/12/2031[3]	5,748,279	5,235,956
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022
(Acquired 10/10/2017 - 05/15/2020,
cost $1,518,841)[4,6]	6,535,000	65
		37,186,257
Total Materials		61,504,757

Real Estate - 2.5%
Industrial REITs - 0.6%
IIP Operating Partnership LP, 5.50%,
5/25/2026	5,455,000	5,212,787

Specialized REITs - 1.9%
ATP Tower Holdings LLC - Andean
Tower Partners Colombia SAS -
Andean Telecom Par (Chile), 4.05%,
4/27/2026[3]	12,135,000	11,420,452
Pelorus Fund REIT LLC, 7.00%,
9/30/2026 (Acquired 09/21/2021 -
07/08/2022, cost $4,114,250)[4]	4,355,000	4,270,405
		15,690,857
Total Real Estate		20,903,644

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 2.7%
Electric Utilities - 0.8%
Alexander Funding Trust II, 7.467%,
7/31/2028[3]	6,620,000	$6,999,165

Independent Power and Renewable Electricity Producers - 1.9%
Drax Finco plc (United Kingdom),
6.625%, 11/1/2025[3]	6,794,000	6,733,879
Talen Energy Supply LLC, 8.625%,
6/1/2030[3]	8,680,000	9,280,087
		16,013,966
Total Utilities		23,013,131

TOTAL CORPORATE BONDS
(Identified Cost $766,649,880)		773,110,437

ASSET-BACKED SECURITIES - 1.0%

Oxford Finance Credit Fund III LP, Series
2024-A, Class A2, 6.675%, 1/14/2032[3]	4,400,000	4,373,163
Oxford Finance Funding Trust, Series
2023-1A, Class A2, 6.716%,
2/15/2031[3]	3,850,000	3,880,008

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $8,250,000)		8,253,171

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%

PCG LLC, Series 2023-1, (1 mo. U.S.
Secured Overnight Financing Rate
+ 6.000%), 11.329%, 7/25/2029
(Acquired 07/24/2023, cost
$4,492,788)[2,4]
(Identified Cost $4,492,788)	4,492,788	4,492,116

EXCHANGE-TRADED FUND - 1.1%

iShares Broad USD High
Yield Corporate Bond ETF
(Identified Cost $8,936,351)	253,265	9,266,966

SHORT-TERM INVESTMENT - 4.0%

Dreyfus Government Cash Management,
Institutional Shares, 5.20%[7]
(Identified Cost $33,510,424)	33,510,424	33,510,424

TOTAL INVESTMENTS - 100.4%
(Identified Cost $836,516,073)		843,407,924
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(3,715,821)
NET ASSETS - 100%		$839,692,103

Investment Portfolio - March 31, 2024

(unaudited)

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of March 31, 2024.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $666,125,003, which represented 79.3% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2024 was $17,082,615, or 2.0% of the Series’ Net Assets.

5Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2024.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Rate shown is the current yield as of March 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$14,774,810	$—	$14,774,810	$—
Corporate debt:
Communication Services	101,270,671	—	101,270,671	—
Consumer Discretionary	52,686,045	—	52,686,045	—
Consumer Staples	34,582,845	—	34,582,845	—
Energy	110,374,108	—	110,374,108	—
Financials	164,593,360	—	164,593,360	—
Health Care	62,033,531	—	62,033,531	—
Industrials	117,729,814	—	117,729,814	—
Information Technology	24,418,531	—	24,418,531	—
Materials	61,504,757	—	61,504,757	—
Real Estate	20,903,644	—	20,903,644	—
Utilities	23,013,131	—	23,013,131	—
Asset-backed securities	8,253,171	—	8,253,171	—
Commercial mortgage-backed securities	4,492,116	—	4,492,116	—
Exchange-traded fund	9,266,966	9,266,966	—	—
Short-Term Investment	33,510,424	33,510,424	—	—
Total assets	$843,407,924	$42,777,390	$800,630,534	$—

There were no Level 3 securities held by the Series as of December 31, 2023 or March 31, 2024.

Investment Portfolio - March 31, 2024

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.